GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of recoverable values - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2020		Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of recoverable values [Line Items]
Annual growth rate (Terminal)		1.10%
Bottom of range [member]
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of recoverable values [Line Items]
Annual growth rate (Terminal)	[1]			0.60%
Exchange rate		4.80%	[1]	5.40%
Discount rate based on the weighted average cost of capital		8.00%	[2]	8.65%
Fuel Price from futures price curves commodities markets (in Dollars)		$ 52		$ 60
Top of range [member]
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of recoverable values [Line Items]
Annual growth rate (Terminal)	[1]			1.60%
Exchange rate		5.20%	[1]	5.60%
Discount rate based on the weighted average cost of capital		19.40%	[2]	9.65%
Fuel Price from futures price curves commodities markets (in Dollars)		$ 75		$ 78

[1]	In line with the expectations of the Central Bank of Brazil
[2]	As a result of the distortion generated by the current contingency in market rates, a multi-period WACC was used for each of the years of the projection, starting at 19.4% for the first year and reaching 8.0% from the Third year onward.